1001 West Fourth Street Winston-Salem, NC 27101-2400 t 336 607 7300 f 336 607 7500

January 18, 2013

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Stadion Investment Trust (the “Trust”) (File No. 333-103714 and 811-21317); on behalf of the Stadion Market Opportunity Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to:  (1) the Securities Act of 1933, as amended; and (2) the Investment Company Act of 1940, as amended, please find the Fund’s Registration Statement on Form N-14 (the “Registration Statement”) with respect to the proposed reorganization of the ETF Market Opportunity Fund, a series of the Aviemore Funds, with and into, the Fund, a series of the Trust.

Please contact the undersigned with any questions or comments regarding this filing.

Sincerely,

/s/ Jeffrey T. Skinner

Jeffrey T. Skinner

ATLANTA AUGUSTA CHARLOTTE DENVER DUBAI NEW YORK OAKLAND RALEIGH SAN DIEGO SAN FRANCISCO SEATTLE
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